Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Interest on borrowings		¥ 2,797	¥ 2,448	¥ 1,914
Interest relating to lease liabilities (Note 21)		3,899	4,434	5,180
Total interest expense on financial liabilities not at fair value through profit or loss		6,696	6,882	7,094
Less: interest expense capitalized	[1]	(690)	(701)	(363)
Interest expense net of capitalized		6,006	6,181	6,731
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17)		0	21	(15)
Interest expense		¥ 6,006	¥ 6,202	¥ 6,716

[1]	The weighted average interest rate used for interest capitalization was 2.54% per annum in 2022 (2021: 2.61%; 2020: 2.51%).